Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of mutual funds portfolio [line items]
Total	$ 1,803,674,978	$ 1,214,072,600
Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	344,574,287	290,434,542
FIMA Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	1,265,644	890,944
FIMA P.B. Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	1,054,541	955,515
FIMA Renta en pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	10,569,935	1,657,791
FIMA Ahorro pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	17,890,833	10,946,320
FIMA Renta Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	8,519,259	1,116,575
FIMA Premium [member]
Disclosure of mutual funds portfolio [line items]
Total	257,119,600	224,439,590
FIMA Ahorro Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	28,931,495	19,179,449
FIMA Capital Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	13,777,224	25,133,197
FIMA Abierto PyMES [member]
Disclosure of mutual funds portfolio [line items]
Total	1,026,906	1,144,949
FIMA Mix I [member]
Disclosure of mutual funds portfolio [line items]
Total	3,571,848	3,090,322
FIMA Renta Fija Internacional [member]
Disclosure of mutual funds portfolio [line items]
Total	779,203	1,770,204
FIMA Acciones Latinoamericanas Dolares [member]
Disclosure of mutual funds portfolio [line items]
Total	$ 67,799	$ 109,686